FAIR VALUE MEASUREMENTS - Subsequent Measurement (Details) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	$ 17,600,000	$ 24,945,850
Change in valuation inputs or other assumptions	6,207,183	(7,144,117)
Fair value as of March 31, 2021	24,945,850	17,801,733
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	6,900,000	9,663,101
Change in valuation inputs or other assumptions	2,404,434	(2,767,367)
Fair value as of March 31, 2021	9,663,101	6,895,734
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	10,700,000	15,282,749
Change in valuation inputs or other assumptions	3,802,749	(4,376,750)
Fair value as of March 31, 2021	$ 15,282,749	$ 10,906,000